Segment Reporting (Details) - Schedule of Revenue by Product Source - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Revenue by Product Source [Abstract]
Sales of TCMD products manufactured by the Company	$ 9,374,312	$ 15,354,635
Sales of third-party products	9,092,874	8,847,705
Total revenue	$ 18,467,186	$ 24,202,340